Registration No. 811-02120

Registration No. 2-38414

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 106	☐ ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 106	☐ ☒

(Check appropriate box or boxes)

SECURITY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(785) 438-3000

Copies To:
Donald C. Cacciapaglia, President Security Income Fund One Security Benefit Place Topeka, KS 66636-0001	Amy J. Lee, Secretary Security Income Fund One Security Benefit Place Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 103 (the “Amendment”) to the Registration Statement of Security Income Fund (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 28, 2012 with respect to the Guggenheim U.S. Intermediate Bond Fund, the Guggenheim High Yield Fund and the Guggenheim Municipal Income Fund, each a series of the Registrant. This Post-Effective Amendment No. 106 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 1, 2012 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 106 incorporates by reference the information contained in Parts A, B and C of the Amendment. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Registrant’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 106 under Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 106 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 27th day of April, 2012.

SECURITY INCOME FUND (the Registrant)

By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 27th day of April, 2012.

Jerry B. Farley		SECURITY INCOME FUND
Director

Donald A. Chubb, Jr .
Director	By:	AMY J. LEE
Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite

Harry W. Craig, Jr.
Director	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)

Penny A. Lumpkin
Director

Maynard F. Oliverius
Director	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

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